Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets

11.    Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets

Accounting policy

Impairment

The recoverable amount is determined based on calculations of the value in use, using the discounted cash flow determined by Management based on budgets that take into account the assumptions related to each business, using information available in the market and previous performance. Discounted cash flows were drawn up over a ten-year period and carried forward in perpetuity without considering a real growth rate. Management uses periods greater than five years in the preparation of discounted cash flows considering that reflects the estimated time of use of the asset and business groups.

The Company performs annually a review of impairment indicators for intangible assets with defined useful lives, property, plant and equipment and right-of-use assets. Also, an impairment test is undertaken for goodwill and intangible assets with indefinite useful lives. Impairment exists when the carrying value of an asset or cash generating unit exceeds its recoverable amount, which is the higher of its fair value less costs to sell and its value in use.

Assumptions used in discounted cash flow projections – estimates of future business performance, cash generation, long term growth (ten years for all subsidiaries, except for Logistics and Comgás that consider the remaining period of their concession contracts) and discount rates are used in our assessment of impairment of assets at the statement of financial position date. No reasonably plausible change to a key assumption would cause harm. The main assumptions used to determine the recoverable value of the different cash-generating units to which goodwill is allocated are explained below.

11.1. Property, plant and equipment

Accounting policy

Recognition and measurement Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditure is capitalized only when it is probable that the future economic benefits associated with the expenditure will flow to the Company. Ongoing repairs and maintenance are expensed as incurred.

Items of property, plant and equipment are depreciated from the date they are available for use or, in respect of constructed assets, from the date that the asset is completed and ready for use.

Depreciation is calculated on the carrying value of property, plant and equipment less their estimated residual values using the straight-line basis over their estimated useful lives, recognized in profit or loss, unless it is capitalized as part of the cost of another asset. Land is not depreciated.

Depreciation methods, such as useful lives and residual values, are reviewed at the end of each year, or when there is a significant change without an expected consumption pattern, such as a relevant incident and technical obsolescence. Any adjustments are recognized as changes in accounting estimates, if appropriate.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Buildings and improvements	4% to 5%
Machinery, equipment and facilities	8% to 11%
Other	10% to 20%
Railcars	2.9% to 6%
Locomotives	3.3% to 8%
Permanent easement	3% to 4%
Furniture and fixtures	10% to 15%
Computer equipment	20%

Reconciliation of carrying amount:

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives(i)	Permanent easement	Construction in progress	Other	Total
Cost
At January 1, 2020	1,186,365	1,163,862	6,000,272	6,724,322	1,509,025	434,555	17,018,401
Additions	125	2,528	17,900	1,193	3,303,937	1,113	3,326,796
Disposals	(576)	(2,113)	(94,689)	—	(506)	(24,293)	(122,177)
Transfers(ii)	370,302	261,705	796,982	645,611	(2,008,901)	79,088	144,787
Effect of exchange rate fluctuations	21,028	31,252	—	—	619	17,593	70,492
At December 31, 2020	1,577,244	1,457,234	6,720,465	7,371,126	2,804,174	508,056	20,438,299
Business Combination (note 9.3)	—	—	—	—	—	41	41
Additions	1,481	7,678	1,681	6,501	3,852,472	1,326	3,871,139
Disposals	(81)	(36,189)	(123,980)	(758)	—	(86,027)	(247,035)
Transfers(ii)	416,859	538,179	1,140,723	1,378,132	(3,412,132)	14,700	76,461
Effect of exchange rate fluctuations	5,662	7,712	—	—	139	3,646	17,159
At December 31, 2021	2,001,165	1,974,614	7,738,889	8,755,001	3,244,653	441,742	24,156,064
Depreciation
At January 1, 2020	(360,434)	(532,019)	(1,914,789)	(2,020,767)	(6,870)	(30,386)	(4,865,265)
Additions	(60,907)	(138,579)	(566,259)	(517,033)	(2,048)	(34,309)	(1,319,135)
Disposals	7	1,188	90,668	—	—	20,654	112,517
Transfers(ii)	(75,174)	(38,107)	(59,353)	67,841	2,795	(19,419)	(121,417)
Impairment	(2,811)	(8,898)	(31,405)	(80,340)	(7,256)	(12,308)	(143,018)
Effect of exchange rate fluctuations	(8,054)	(15,997)	—	—	—	(9,424)	(33,475)
At December 31, 2020	(507,373)	(732,412)	(2,481,138)	(2,550,299)	(13,379)	(85,192)	(6,369,793)
Additions	(91,631)	(202,154)	(532,558)	(550,969)	—	(30,472)	(1,407,784)
Disposals	3,922	35,165	112,362	196	—	82,574	234,219
Transfers(ii)	(20,891)	21,190	59,284	(14,569)	—	(242)	44,772
Effect of exchange rate fluctuations	(2,645)	(4,331)	—	—	—	(1,949)	(8,925)
At December 31, 2021	(618,618)	(882,542)	(2,842,050)	(3,115,641)	(13,379)	(35,281)	(7,507,511)
At December 31, 2020	1,069,871	724,822	4,239,327	4,820,827	2,790,795	422,864	14,068,506
At December 31, 2021	1,382,547	1,092,072	4,896,839	5,639,360	3,231,274	406,461	16,648,553

(i)	On December 31, 2021, and 2020, wagons and locomotives in the amount of R$745,203 were pledged to guarantee bank loans.

(ii)	They are substantially transferring from property, plant and equipment under construction as a result of the capitalization of said assets.

  Capitalization of borrowing costs

The subsidiary Rumo capitalized during the year ended December 31, 2021, R$70,609 (R$ 34,107 on December 31, 2020) in construction in progress, at a weighted average rate of 11.81% p.a. (8.40% on December 31, 2020).

The indirect subsidiary TRSP capitalized during the year ended December 31, 2021, R$7,512 in fixed assets, at a weighted average rate of 2.78% p.a.

11.2.         Intangible assets and goodwill

Accounting policy

a)      Goodwill

Goodwill is initially recognized based on the accounting policy for business combinations. Goodwill is measured at cost less accumulated impairment losses.

Goodwill acquired in a business combination is allocated to the Company’s cash-generating units (“CGU”), or groups of CGUs, that are expected to benefit from the synergies of the combination.

b)     Other intangible assets

Other intangible assets that are acquired by the Company and have a short life are measured at cost, less accumulated amortization and any accumulated impairment losses.

c)     Customer relationships

Costs incurred on development of gas systems for new customers (including pipelines, valves, and general equipment) are recognized as intangible assets and amortized over the contract period.

Costs incurred with the customer portfolio and right-of-use and operating agreements are recognized as intangible assets and amortized over the term of the agreement.

d)      Comgás’s concession rights

Comgás has a public concession agreement for a natural gas distribution service in which the Granting Authority controls what services will be provided and the price, as well it holds a significant participation in the infrastructure at the end of the concession. This concession agreement represents the right to charge users for gas supply during the term of the agreement. Accordingly, the subsidiary Comgás recognizes this right as an intangible asset.

Comgás is subject to regulation, control and supervision of ARSESP. ARSESP establishes the maximum values of Comgás’s rates and regulates and supervises its business. Pursuant to Comgás’s concession agreement, every five years—or whenever ARSESP deems the economic and financial balance of the concession agreement to be adversely affected due to the variation of costs incurred by Comgás—Comgás’s rates are reviewed by ARSESP, which directly affects Comgás’s margins and its results, either positively or negatively.

Such margins are adjusted annually by the IGP-M minus the efficiency factor determined for each tariff cycle by ARSESP.

The intangible asset comprises: (i) the concession right recognized upon the business combination of Comgás, which is being amortized over the concession period on a straight line basis, considering the extension of the distribution services for another 20 years; and (ii) the acquired or constructed assets underlying the concession necessary for the distribution of gas, which is being depreciated to match the period over which the future economic benefits of the asset are expected to accrue to the Company, or the final term of the concession, whatever occurs first. This period reflects the economic useful lives of each of the underlying assets that comprise the concession. This economic useful life is also used by the ARSESP to determine the basis for measuring the tariff for rendering the services under the concession.

The amortization of intangible assets reflects the pattern expected for the utilization of the future economic benefits by the Company, which corresponds to the useful lives of the assets comprising the infrastructure according to the ARSESP provisions.

The amortization of the intangible assets is discontinued when the related asset is fully used or written off, and no longer is included in the calculation basis of the tariff for the rendering of the concession services, whichever occurs first.

e)     Rumo’s concession rights

Rumo’s concession rights generated in the business combination of Rumo Malha Norte S.A. (“Rumo Malha Norte”) was fully allocated to the Rumo Malha Norte concession and amortized on a straight-line basis.

f)      Subsequent expenditure

Subsequent expenditures are capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures are recognized in profit or loss as incurred.

g)      Amortization

Except for goodwill, intangible assets are amortized on a straight-line basis over their estimated useful lives, from the date they are available for use or acquired.

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted, if appropriate.

	Goodwill	Concession rights	Operating license	Trademarks	Customer relationships	Other	Total
Cost
At January 1, 2020	904,977	18,024,518	435,795	46,170	829,091	387,278	20,627,829
Additions	8,167	5,227	—	—	111,656	12,149	137,199
Disposals	94,892	—	—	—	—	—	94,892
Transfers	—	(48,442)	—	—	(131)	(12,474)	(61,047)
Effect of exchange rate fluctuations	—	695,140	—	(5,504)	408,470	(31,573)	1,066,533
Discontinued operation	80,684	—	—	13,541	75,861	10,919	181,005
At December 31, 2020	1,088,720	18,676,443	435,795	54,207	1,424,947	366,299	22,046,411
Additions	24,696	765	35,834	—	155,469	2,286	219,050
Disposals	(224)	(169,815)	—	—	(44)	(3,146)	(173,229)
Transfers	—	1,109,131	(92,447)	9,201	(786)	140,253	1,165,352
Exchange variation	19,625	—	—	3,232	24,481	3,361	50,699
At December 31, 2021	1,132,817	19,616,524	379,182	66,640	1,604,067	509,053	23,308,283
Amortization
At January 1, 2020	—	(2,884,699)	(236,122)	(9,201)	(410,449)	(243,699)	(3,784,170)
Additions	—	(490,100)	(11,774)	—	(86,162)	(88,988)	(677,024)
Disposals	—	17,030	—	—	111	4,817	21,958
Transfers	—	(10)	—	9,201	(390,554)	105,459	(275,904)
Effect of exchange rate fluctuations	—	—	—	—	(17,978)	(4,854)	(22,832)
At December 31, 2020	—	(3,357,779)	(247,896)	—	(905,032)	(227,265)	(4,737,972)
Additions	—	(588,411)	(11,838)	—	(116,860)	(38,524)	(755,633)
Disposals	—	152,236	—	—	114	3,828	156,178
Transfers	—	(116,305)	92,447	(9,201)	533	(146,481)	(179,007)
Effect of exchange rate fluctuations	—	—	—	—	(7,363)	(2,988)	(10,351)
At December 31, 2021	—	(3,910,259)	(167,287)	(9,201)	(1,028,608)	(411,430)	(5,526,785)
At December 31, 2020	1,088,720	15,318,664	187,899	54,207	519,915	139,034	17,308,439
At December 31, 2021	1,132,817	15,706,265	211,895	57,439	575,459	97,623	17,781,498

  Amortization methods and useful lives
Intangible assets (excluding goodwill)	Annual rate of amortization	December 31, 2021	December 31, 2020
Comgás(i)	2.00%	8,953,495	8,425,014
Rumo(ii)	1.59%	6,752,770	6,893,650
		15,706,265	15,318,664
Operating license for port terminal	3.70%	211,895	187,899
Trademarks
Comma	Undefined	57,439	54,207
Customer relationships
Comgás	20.00%	276,811	210,038
Moove	6.00%	297,286	309,877
Other	20.00%	1,362	—
		575,459	519,915
Other
Software license	20.00%	46,770	86,090
Other	20.00%	50,853	52,944
		97,623	139,034
Total		16,648,681	16,219,719

(i)	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.

(ii)	Refers to the railroad concession right agreement of Rumo. The amount will be amortized until the end of the concession in 2079.

  Impairment testing of cash-generating units (“CGU”) goodwill

The combined carrying amounts of goodwill allocated to each cash-generating unit are as follows:

	December 31, 2021	December 31, 2020
Cash generating unit – Moove	916,742	882,373
Cash generating unit – Compass	94,891	94,891
Cash generating unit – Logística	100,451	100,451
Cash generating unit – Cosan – Other Business	20,733	43
	1,132,817	1,077,758

In general, the Company's future cash flow projections apply growth rates of 3% (3.3% in 2020), which in no case are increasing or exceeding the average long-term growth rates for the industry and country in particular.

Cash flows are discounted at a pre-tax rate to calculate their present value. Discount rates, before tax and expressed in nominal terms, were between 8.3% and 12.2% (between 8.3% and 9.3% in 2020).

The annual impairment test used assumptions of which we list some:

Assumptions	% annual
Risk-free fee (T-Note 10y)	1.46%
Inflation (BR)	3.00%
Inflation (US)	2.16%
Inflation (UK)	2.04%
Country risk premium (BR)	3.68%
Country risk premium (UK)	0.51%
Country risk premium (ARG)	10.21%
Market risk premium	5.63%
Tax rate (BR)	34.00%
Tax rate (UK)	19.00%
Tax rate (ARG)	30.00%

On December 31, 2020, the Logistics CGU recorded a provision for impairment in the amount of R$143,987 referring to the concession of Rumo Malha Oeste S.A. (“Rumo Malha Oeste”), of which R$143,018 refers to property, plant and equipment and R$966 refers to up to the right of use. During the year ended December 31, 2021, no changes were identified in the 2020 valuations for a provision revaluation. Additionally, management filed a re-bidding request for Rumo Malha Oeste to extend the concession period and, thus, reinvest in the rail network.

As of December 31, 2021, no impairment charge on assets and goodwill was recognized. The determination of the recoverability of the assets depends on certain key assumptions, as described above, which are influenced by the market, technological and economic conditions prevailing when this recovery is tested and, therefore, it is not possible to determine whether further reductions in the recoverable value will occur in the future and, if they occur, whether they would be material.

11.3.           Contract asset

Accounting policy

Contract assets are measured at acquisition cost, including capitalized borrowing costs. When the assets come into operation, the depreciable values within the concession agreement are transferred to intangible assets. Comgás reassess useful lives, whenever such assessment indicates that amortization period will exceed concession contract term, a portion of the asset is converted into financial asset as it represents an account receivable from the concession authority. Such classification is in accordance with IFRIC 12 “Service Concession Arrangements.”

	Gas and Power	Moove	Total
At January 1, 2020	594,601	5,940	600,541
Additions	885,631	571	886,202
Disposals	—	—	—
Transfer to concession rights
and customer relationships	(793,542)	2,737	(790,805)
At December 31, 2020	686,690	9,248	695,938
Additions	1,020,176	37,203	1,057,379
Disposals	—	(25,439)	(25,439)
Transfer to concession rights
and customer relationships	(1,021,896)	—	(1,021,896)
At December 31, 2021	684,970	21,012	705,982

(i)	The amount of the transfers also includes a portion of the intangible asset that was reclassified to a financial asset according to the provisions of IFRIC 12.

  Capitalization of borrowing costs

During the year ended December 31, 2021, the indirect subsidiary Comgás capitalized R$33,829 at a weighted average rate of 8.45% p.a. (R$36,522 at a weighted average rate of 7.40% p.a. on December 31, 2020).

11.4.             Right-of-use assets

Accounting policy

The right-of-use asset is measured initially at cost, which comprises the initial measurement amount of the lease liability, adjusted for any lease payments made through the commencement date, plus any initial direct costs incurred by the lessee and an estimate of the costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the location in which it is located, or restoring the underlying asset to the condition required by the terms and conditions of the lease, less any lease incentives received.

The right-of-use asset is subsequently depreciated on a straight-line basis from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the lessee at the end of the lease term, or if the cost of right-of-use asset reflects that the lessee will exercise the purchase option. In this case, the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as that of the property, plant and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The subsidiary Rumo evaluated its railroad concessions within the scope of the IFRIC 12 Concession Contracts interpretation and, as it did not meet the terms within the scope of this interpretation, it registered its concession contracts as a right of use.

	Land, buildings and improvements	Machinery, equipment and facilities	Freight cars and locomotives	Software	Vehicles	Port and rail infrastructure	Total
Cost
At January 1, 2020	247,430	10,718	1,038,641	66,931	14,259	3,803,954	5,181,933
Additions	124,014	18,714	864	15,438	—	3,406,560	3,565,590
Contractual adjustments	187	10,397	1,783	—	(334)	251,854	263,887
Transfers	—	—	(107,963)	—	—	—	(107,963)
Currency translation adjustments	9,197	(707)	—	—	—	—	8,490
At December 31, 2020	380,828	39,122	933,325	82,369	13,925	7,462,368	8,911,937
Business Combination (note 9.3)	3,240	—	—	—	—	—	3,240
Additions	73,039	47,554	43	—	15,219	15,108	150,963
Contractual adjustments	41,663	48,784	5,242	4,659	41	330,312	430,701
Disposals	(12,121)	(2,836)	—	—	—	—	(14,957)
Transfers	(233,296)	7,264	—	—	—	(7,475)	(233,507)
Currency translation adjustments	1,530	2,561	—	—	(86)	—	4,005
At December 31, 2021	254,883	142,449	938,610	87,028	29,099	7,800,313	9,252,382
Amortization
At January 1, 2020	(78,965)	(3,074)	(367,072)	(7,594)	(6,457)	(250,456)	(713,618)
Additions	(34,977)	(9,527)	(53,413)	(4,940)	(6,572)	(230,057)	(339,486)
Impairment	—	—	—	—	—	(966)	(966)
Transfers	—	—	59,745	—	—	—	59,745
Currency translation adjustments	(1,888)	506	—	—	—	—	(1,382)
At December 31, 2020	(115,830)	(12,095)	(360,740)	(12,534)	(13,029)	(481,479)	(995,707)
Additions	(30,838)	(16,339)	(38,478)	(4,425)	(2,131)	(322,042)	(414,253)
Transfers	75,134	(1,547)	—	—	—	26,885	100,472
Disposals	3,880	2,229	—	—	—	—	6,109
Currency translation adjustments	(265)	(1,506)	—	—	35	—	(1,736)
At December 31, 2021	(67,919)	(29,258)	(399,218)	(16,959)	(15,125)	(776,636)	(1,305,115)
At December 31, 2020	264,998	27,027	572,585	69,835	896	6,980,889	7,916,230
At December 31, 2021	186,964	113,191	539,392	70,069	13,974	7,023,677	7,947,267

(i)	On June 16, 2021, the subsidiary Rumo exercised a purchase option on the Rondonópolis Railway Terminal in the amount of R$184,100 (historical cost), which is being leased to the subsidiary Rumo Malha Norte S.A.

11.5.            Investment property

Accounting policy

Investment property is measured initially at cost, including transaction costs. Subsequent to initial recognition, investment property is stated at fair value, which reflects market conditions at the reporting date. Revenue from the sale of agricultural properties is not recognized in income until (i) the sale is completed, (ii) the Company determines that payment by the buyer is probable; (iii) revenue can be measured reliably; and (iv) the Company has transferred the ownership risks to the purchaser, and no longer has any involvement in the property. Gains on the sale of agricultural properties are presented in the income statement as net income and the cost is presented as cost of properties sold.

The fair value of agricultural properties was determined based on the direct comparative method of market data applied to transactions with similar properties (type, location and quality of the property), and to some extent based on sales quotations for potential transactions with comparable assets (level 3). The methodology used to determine fair value takes into account direct comparisons of market information, such as market research, homogenization of values, spot market prices, sales, distances, facilities, access to land, topography and soil, use of land (type of crop) and rainfall, among other data, in line with the standards issued by the Brazilian Association of Technical Standards Associação Brasileira de Normas Técnicas), or “ABNT”. Significant unobservable inputs range from 6.5% p.a. and 9% p.a. on December 31, 2021.

The portfolio is evaluated annually by external experts and is periodically reviewed by in-house professionals technically qualified to carry out this type of evaluation.

The balances of investment properties are shown below:

Investment property
December 31, 2020	—
Subsidiary acquisition (Note 9.3)	3,875,752
Variation in fair value, net	17,116
Provision of Real Estate Transfer Tax	(6,450)
Other	278
December 31, 2021	3,886,696